Private Placement- Additional Information (Details) - USD ($)			9 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Sep. 30, 2021	Dec. 31, 2020
Private Placement [Line Items]
Sale of private placement warrants	720,000	6,550,000
Cost of per private placement warrant	$ 1.00	$ 1.00
Proceeds from issuance of private placement	$ 720,000	$ 6,550,000	$ 7,270,000
Common stock price per share			$ 12.00	$ 12.00
Subsequent Event [Member]
Private Placement [Line Items]
Sale of private placement warrants	720,000	6,550,000
Cost of per private placement warrant	$ 1.00	$ 1.00
Proceeds from issuance of private placement	$ 720,000	$ 6,550,000
Over-allotment Option
Private Placement [Line Items]
Underwriters exercise of over-allotment option	3,600,000
Over-allotment Option | Subsequent Event [Member]
Private Placement [Line Items]
Underwriters exercise of over-allotment option	3,600,000
IPO
Private Placement [Line Items]
Underwriters exercise of over-allotment option		24,000,000
Common stock price per share		$ 11.50
IPO | Subsequent Event [Member]
Private Placement [Line Items]
Common stock price per share		$ 11.50